SEGMENT INFORMATION - Major Customers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Non-current assets	$ 72,970	$ 92,036
Intangible assets	65,626	71,644
Restricted cash	150	16,169
Right-of-use assets	6,692	$ 3,651
Israel
Disclosure of major customers [line items]
Non-current assets	6,800
Intangible assets	5,600
Right-of-use assets	900
U.S.
Disclosure of major customers [line items]
Non-current assets	66,300
Intangible assets	60,000
Right-of-use assets	$ 5,800
Minimum
Disclosure of major customers [line items]
Payment terms for customers	30 days
Maximum
Disclosure of major customers [line items]
Payment terms for customers	66 days
Customer A
Disclosure of major customers [line items]
Percentage of revenue	32.00%	32.00%	35.00%
Customer B
Disclosure of major customers [line items]
Percentage of revenue	30.00%	31.00%	28.00%
Customer C
Disclosure of major customers [line items]
Percentage of revenue	33.00%	32.00%	35.00%